Contingencies 10Q	6 Months Ended
Jun. 30, 2011
Commitment and Contingencies
Commitments Contingencies and Guarantees [Text Block]

NOTE 14.  Contingencies

From time to time the Company may be involved in claims arising in connection with its business. Based on information currently available, the Company believes that the amount, or range, of reasonably possible losses in connection with any pending actions against it, in excess of established reserves, in the aggregate, not to be material to its consolidated financial condition or cash flows. However, losses may be material to the Company’s operating results for any particular future period, depending on the level of income for such period.

Under the terms of the Registration Rights Agreement dated May 27, 2011, the Company will become liable to pay liquidated damages to purchasers in the May 2011 Offering (see Note 1) in the event that initial and subsequent Registration Statements are not filed with, or accepted by, the Securities and Exchange Commission (“SEC”) within specified time periods. The Company filed a Registration Statement with the SEC on Form S-1 on July 12, 2011, which met the required deadline for the initial filing. The SEC has since reviewed this filing and provided comments, which the Company responded to on September 8, 2011. In the event that the Registration Statement is not declared effective by the SEC by October 10, 2011 (90 days after the initial filing date), the Company will be liable to pay liquidated damages to the purchasers of $305,500 (being 1% of the aggregate purchase price), plus a further $305,500 per month until the Registration Statement has been declared effective by the SEC, up to a maximum of $3,055,000 (being 10% of the aggregate purchase price). No sums have been accrued for this contingency as the Company’s management does not believe it probable that liquidated damages will become payable.